Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 6,506	$ 5,846
Pension Benefits [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	2,899	1,759
Deferred Income Taxes [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	1,444	1,250
Utility Retained Generation [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	613	666
Environmental Compliance Costs [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	520	450
Price Risk Management [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	339	424
Electromechanical meters [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	247
Unamortized Loss, Net Of Gain, On Reacquired Debt [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	163	181
Energy Recovery Bonds [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	0	735
Other Long-Term Regulatory Assets [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 281	$ 381